DEBT - Business Loan and Security Agreement (Details)	Mar. 09, 2026 USD ($) M	Jan. 25, 2026 USD ($) M	Sep. 19, 2024	Oct. 31, 2025 USD ($)	Oct. 23, 2025 USD ($)	Oct. 07, 2025 USD ($)	Oct. 01, 2025 USD ($)
DEBT
Term			1 year
Business Loan and Security Agreement
DEBT
Principal amount				$ 390,000	$ 250,000	$ 160,160	$ 230,160
January 2026 Term Loan
DEBT
Principal amount		$ 80,000
Interest rate (in percent)		16.50%
Number of periodic payment | M		24
Periodic payments		$ 4,000
Aggregate amount of principal and interest		$ 96,000
Term		2 years
March 2026 Term Loan
DEBT
Principal amount	$ 90,000
Interest rate (in percent)	21.50%
Number of periodic payment | M	18
Periodic payments	$ 6,000
Aggregate amount of principal and interest	$ 106,000
Term	1 year 6 months